Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Invesco Commercial Real Estate Finance Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56564
Entity Tax Identification Number	92-1080856
Entity Address, Address Line One	2300 N Field Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	715-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001976927
Amendment Flag	false